UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments and Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Shares	Security Description	Fair Value
	COMMON STOCKS 98.4%
	BASIC INDUSTRIES 15.9%
2,185,000	Bemis Co., Inc.	$64,042,350
1,700,000	Ecolab, Inc.	83,113,000
2,980,000	H.B. Fuller Co. (a)	54,295,600
200,000	Nalco Holding Co.	6,996,000
2,340,000	Valspar Corp.	73,031,400
		281,478,350
	CAPITAL GOODS 16.0%
300,000	Badger Meter, Inc.	8,679,000
1,440,000	Donaldson Co., Inc.	78,912,000
730,000	Fastenal Co.	24,294,400
1,870,000	Graco, Inc.	63,841,800
1,200,000	MTS Systems Corp. (a)	36,768,000
2,190,000	Pentair, Inc.	70,101,900
		282,597,100
	CONSUMER CYCLICAL 9.1%
500,000	G&K Services, Inc., Class A	12,770,000
1,700,000	Target Corp.	83,368,000
1,220,000	Toro Co.	60,109,400
160,000	The Walt Disney Company	4,825,600
		161,073,000
	CONSUMER STAPLE 6.6%
1,450,000	General Mills, Inc.	55,781,500
2,240,000	Hormel Foods Corp.	60,524,800
		116,306,300
	DIVERSIFIED 6.9%
1,140,000	3M Co.	81,840,600
2,650,000	General Electric Co.	40,386,000
		122,226,600
	FINANCIAL 11.4%
980,000	Associated Banc-Corp.	9,114,000
1,200,000	Principal Financial Group	27,204,000
3,060,000	TCF Financial Corp.	28,029,600
300,000	The Travelers Cos., Inc.	14,619,000
2,910,000	U.S. Bancorp	68,501,400
1,920,000	Wells Fargo & Co.	46,310,400
500,000	Western Union Co.	7,645,000
		201,423,400
	HEALTH CARE 19.5%
1,000,000	Baxter International Inc.	56,140,000
1,090,000	Johnson & Johnson	69,443,900
522,500	MEDTOX Scientific, Inc. (a)	6,839,525
2,230,000	Medtronic, Inc.	74,125,200
970,000	Patterson Cos., Inc.	27,771,100
1,610,000	Pfizer Inc.	28,464,800
1,200,000	St. Jude Medical, Inc.	43,428,000
685,000	SurModics, Inc. (b)	6,233,500
160,000	Techne Corp.	10,881,600
430,000	Zimmer Holdings, Inc. (b)	23,005,000
		346,332,625
	TECHNOLOGY 11.5%
1,880,000	Corning Inc.	23,236,800
1,380,000	Daktronics, Inc.	11,840,400
1,645,000	Emerson Electric Co.	67,954,950
170,000	Fiserv, Inc. (b)	8,630,900
1,550,000	Honeywell International Inc.	68,060,500
800,000	Intel Corp.	17,064,000
94,434	NVE Corporation (b)	5,728,367
100,000	Stratasys, Inc. (b)	1,854,000
		204,369,917

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)

	TRANSPORTATION 1.5%
110,000	C.H. Robinson Worldwide, Inc.	$7,531,700
310,000	United Parcel Service, Inc., Class B	19,576,500
		27,108,200

	TOTAL COMMON STOCKS (cost $1,350,039,762)	$1,742,915,492

	SHORT-TERM INVESTMENTS 1.4%
24,951,726	First American Prime Obligations Fund, Class Z , 0.03% (c) (cost $24,951,726)	$24,951,726

	TOTAL INVESTMENTS 99.8% (cost $1,374,991,488)	$1,767,867,218

	OTHER ASSETS AND LIABILITIES (NET) 0.2%	3,007,275

	TOTAL NET ASSETS 100.0%	$1,770,874,493

(a)  Affiliated company.

(b)  Non-income producing.

(c)  The rate quoted is the annualized seven-day effective yield as of September 30, 2011.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Security Valuations

Security valuations for the Mairs and Power Growth Fund, Inc. (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2011, no securities in the Fund were valued using this method.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical securities.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  All of the inputs used to value the Fund’s investments as of September 30, 2011 were classified as Level 1.  For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels during the period.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2011

evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2010, the cost of investments for federal income tax purposes was $1,373,689,523.  Net unrealized appreciation aggregated $659,095,025, of which $790,391,297 represented appreciated securities and $131,296,272 represented depreciated securities.

Basis of Presentation

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Transactions With Affiliated Companies

The Fund owned 5% or more of the voting securities of the following companies as of September 30, 2011. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/2010	Purchases	Sales	Balance 9/30/2011	Dividend Income	Fair Value at 9/30/2011
H.B. Fuller Co.	2,980,000	—	—	2,980,000	$655,600	$54,295,600
MEDTOX Scientific, Inc.	522,500	—	—	522,500	—	6,839,525
MTS Systems Corp.	1,200,000	—	—	1,200,000	780,000	36,768,000
					$1,435,600	$97,903,125

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)               There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President (Principal Executive Officer)

Date	November 21, 2011

By (Signature and Title)*	/s/ Andrea C. Stimmel
Andrea C. Stimmel, Treasurer (Principal Financial Officer)

Date	November 21, 2011

* Print the name and title of each signing officer under his or her signature.